Schedule of investments
Nomura Focused Large Growth ETF

December 31, 2025 (Unaudited)
NQ-ET004J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks — 99 .83%
^
Communication Services - 5 .02%
Alphabet, Inc., Class C 61,188 $ 19,200,794
19,200,794
Consumer Discretionary - 8 .66%
Amazon.com, Inc.
†
108,286 24,994,575
Ferrari NV 21,947 8,110,733
33,105,308
Consumer Staples - 1 .67%
Coca-Cola Co. (The) 91,334 6,385,160
6,385,160
Financials - 16 .81%
Intercontinental Exchange, Inc. 106,708 17,282,428
Mastercard, Inc., Class A 19,096 10,901,524
MSCI, Inc., Class A 10,251 5,881,306
S&P Global, Inc. 22,024 11,509,522
Visa, Inc., Class A 53,304 18,694,246
64,269,026
Healthcare - 9 .60%
Danaher Corp. 73,301 16,780,065
UnitedHealth Group, Inc. 33,626 11,100,279
Veeva Systems, Inc., Class A
†
39,586 8,836,783
36,717,127
Industrials - 7 .07%
Verisk Analytics, Inc., Class A 64,188 14,358,214
Waste Connections, Inc. 72,233 12,666,779
27,024,993
Information Technology - 48 .13%
Apple, Inc. 110,251 29,972,837
Intuit, Inc. 26,435 17,511,073
Microsoft Corp. 118,603 57,358,783
Motorola Solutions, Inc. 18,034 6,912,793
NVIDIA Corp. 304,819 56,848,743
Synopsys, Inc.
†
26,652 12,518,977
VeriSign, Inc. 11,807 2,868,511
183,991,717
Real Estate - 2 .87%
CoStar Group, Inc.
†
163,423 10,988,562
10,988,562
Total Common Stocks
(cost $359,727,368) 381,682,687

Schedule of investments
Nomura Focused Large Growth ETF

NQ-ET004J (1225) 0226 (5191469)
Number of
shares Value (US $)
Short-Term Investments — 0 .19%
Money Market Mutual Funds - 0 .19%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.62%) 727,235 $ 727,235
Total Short-Term Investments
(Cost $727,235) 727,235
Total Value of Securities — 100.02%
        (cost $360,454,603) 382,409,922
Liabilities Net of Receivables and Other Assets — (0.02%) (92,712)
Net Assets Applicable to 12,925,000 Shares Outstanding — 100.00% $ 382,317,210
^
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†
Non-income producing security.
Summary of abbreviations :
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

Schedule of investments
Nomura Energy Transition ETF

December 31, 2025 (Unaudited)
NQ-ET002J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks — 97 .45%
Aluminum - 4 .54%
Alcoa Corp. 6,826 $ 362,734
362,734
Coal & Consumable Fuels - 1 .96%
Cameco Corp. 1,710 156,448
156,448
Commodity Chemicals - 1 .37%
Methanex Corp. 2,754 109,389
109,389
Construction & Engineering - 3 .46%
Arcosa, Inc. 2,597 276,113
276,113
Copper - 5 .90%
ERO Copper Corp.
†
16,652 471,092
471,092
Diversified Metals & Mining - 11 .62%
Anglo American plc 4,972 206,757
Hudbay Minerals, Inc. 21,294 422,762
MP Materials Corp.
†
1,420 71,738
Teck Resources Ltd., Class B 4,723 226,111
927,368
Electric Utilities - 0 .94%
Constellation Energy Corp. 213 75,247
75,247
Electrical Components & Equipment - 4 .03%
Generac Holdings, Inc.
†
1,293 176,326
Nexans SA 982 145,179
321,505
Fertilizers & Agricultural Chemicals - 3 .24%
CF Industries Holdings, Inc. 3,342 258,470
258,470
Gold - 5 .44%
Coeur Mining, Inc.
†
8,748 155,977
Wheaton Precious Metals Corp. 2,366 278,052
434,029
Heavy Electrical Equipment - 2 .05%
GE Vernova, Inc. 250 163,393
163,393
Independent Power Producers & Energy Traders - 1 .40%
Vistra Corp. 691 111,479
111,479

Schedule of investments
Nomura Energy Transition ETF

NQ-ET002J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks (continued)
Integrated Oil & Gas - 3 .34%
Shell plc ADR 3,632 $ 266,879
266,879
Oil & Gas Equipment & Services - 2 .49%
Baker Hughes Co., Class A 4,362 198,645
198,645
Oil & Gas Exploration & Production - 21 .71%
ARC Resources Ltd. 16,198 303,886
Chord Energy Corp. 1,706 158,146
ConocoPhillips 3,057 286,166
EOG Resources, Inc. 2,397 251,709
EQT Corp. 5,036 269,930
Expand Energy Corp. 2,579 284,618
Permian Resources Corp., Class A 12,713 178,363
1,732,818
Oil & Gas Refining & Marketing - 6 .01%
HF Sinclair Corp. 4,835 222,797
Valero Energy Corp. 1,576 256,557
479,354
Precious Metals & Minerals - 3 .45%
Valterra Platinum Ltd. 3,284 275,339
275,339
Semiconductors - 5 .58%
First Solar, Inc.
†
1,705 445,397
445,397
Specialty Chemicals - 1 .52%
Johnson Matthey plc 4,210 120,988
120,988
Steel - 7 .40%
Metallus, Inc.
†
9,912 170,090
Steel Dynamics, Inc. 2,482 420,575
590,665
Total Common Stocks
(cost $5,990,313) 7,777,352

NQ-ET002J (1225) 0226 (5191469)
Number of
shares Value (US $)
Short-Term Investments — 2 .54%
Money Market Mutual Funds - 2 .54%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.62%) 202,480 $ 202,480
Total Short-Term Investments
(Cost $202,480) 202,480
Total Value of Securities — 99.99%
        (cost $6,192,793) 7,979,832
Receivables and Other Assets Net of Liabilities — 00.01%0 945
Net Assets Applicable to 229,000 Shares Outstanding — 100.00% $ 7,980,777
†
Non-income producing security.
Summary of abbreviations :
ADR – American Depositary Receipt

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

December 31, 2025 (Unaudited)
NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds   — 94.43%
Education Revenue Bonds - 21.05%
Arizona Industrial Development Authority
(Odyssey Preparatory Academy, Inc.
(The))
Series 2017A 144A 5.50% 7/1/52
#
50,000 $ 46,819
(Pinecrest Academy of Nevada)
Series 2018A 144A 5.75% 7/15/48
#
250,000 250,063
Build NYC Resource Corp.
(Bold Charter School)
Series 2025 144A 6.00% 7/1/60
#
250,000 251,241
(REN 4520 83rd Street LLC)
Series 2025A 5.75% 6/15/60 150,000 149,619
(Zeta Charter Schools, Inc. Obligated
Group)
Series 2025A 144A 5.38% 10/15/61
#
200,000 194,358
California School Finance Authority
(Envision Education Obligated Group)
Series 2024A 144A 5.00% 6/1/44
#
250,000 237,687
(STEM Preparatory Schools - Obligated
Group)
Series 2023A 144A 5.13% 6/1/53
#
175,000 170,671
Capital Projects Finance Authority
(PRG - UnionWest Properties LLC)
Series 2024A-1 144A 5.00% 6/1/58
#
200,000 180,575
Capital Trust Authority
(Academir Charter Schools, Inc.)
Series 2025A 144A 6.63% 7/1/65
#
100,000 101,022
(Madrone Florida Tech Student Housing
I LLC)
Series 2025A 144A 5.38% 7/1/65
#
100,000 95,720
(Mason Classical Academy, Inc.)
Series 2024A 144A 5.00% 6/1/64
#
200,000 174,188
City of Bethel
(Spectrum High School)
Series 2024 5.00% 7/1/59 250,000 230,720
City of Woodbury
(Math & Science Academy)
Series 2025 144A 5.50% 6/1/63
#
100,000 92,757
Clifton Higher Education Finance Corp.
(Valor Texas Education Foundation)
Series 2024A 144A 6.00% 6/15/54
#
125,000 116,156

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado State University Research
Foundation
(System)
Series 2025A 144A 5.50% 3/1/65
#
300,000 $ 292,593
County of Palm Beach
(Palm Beach Atlantic University, Inc.)
Series 2025A 144A 5.50% 10/1/45
#
300,000 306,345
Delaware State Economic Development
Authority
(Academia Antonia Alonso, Inc.)
Series 2025A 144A 6.00% 7/1/55
#
200,000 202,281
Florida Higher Educational Facilities Financing
Authority
(Keiser University Obligated Group)
Series 2025 144A 6.25% 7/1/55
#
200,000 199,073
Indiana Finance Authority
Series 2025 5.75% 7/1/60 150,000 145,053
Industrial Development Authority of the City of
Phoenix Arizona (The)
(BASIS Schools, Inc. Obligated Group)
Series 2015A 144A 5.00% 7/1/45
#
250,000 241,987
(Downtown Phoenix Student Housing II
LLC)
Series 2019A 5.00% 7/1/59 330,000 318,221
Iowa Higher Education Loan Authority
Series 2025 6.00% 10/1/55 200,000 209,031
Louisiana Public Facilities Authority
(Acadiana Renaissance Charter Academy)
Series 2025 144A 6.00% 6/15/59
#
100,000 100,280
(Lafayette Renaissance Charter Academy)
Series 2025 144A 6.50% 6/15/59
#
100,000 101,573
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2021A 144A 4.00% 7/1/61
#
190,000 139,975
(Reid Traditional Schools Obligated
Group)
Series 2016 5.00% 7/1/47 170,000 158,310

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts Development Finance Agency
(Trustees of Boston College)
Series 2021V 5.00% 7/1/55 160,000 $ 174,743
Miami-Dade County Industrial Development
Authority
(AcadeMir Charter School Middle &
Preparatory Academy Obligated Group)
Series 2022A 144A 5.50% 7/1/61
#
250,000 227,759
Monroe County Industrial Development Corp.
(True North Rochester Prep Charter
School)
Series 2020A 144A 5.00% 6/1/59
#
175,000 164,039
Newark Higher Education Finance Corp.
(Village Tech Schools)
Series 2017A 5.13% 8/15/47 200,000 182,411
Philadelphia Authority for Industrial
Development
(St. Joseph's University)
Series 2017 5.00% 11/1/47 225,000 218,529
Public Finance Authority
(Liberty Classical Schools Educational
Services, Inc.)
Series 2025A 144A 7.00% 6/15/65
#
100,000 100,531
(North East Carolina Preparatory School,
Inc.)
Series 2024 5.00% 6/15/44 175,000 174,660
(Shining Rock Classical Academy, Inc.)
Series 2022A 6.00% 6/15/52 100,000 88,012
Class A Series 2023-1 5.75% 7/1/62 222,678 233,026
Sierra Vista Industrial Development Authority
(American Leadership Academy, Inc.)
Series 2023 144A 5.75% 6/15/58
#
250,000 249,742
Washington State Housing Finance
Commission
(Provident Group - SH II Properties LLC)
Series 2025A 144A 5.25% 7/1/64 (BAM)
#
100,000 100,246
Series 2025A 144A 5.75% 7/1/60
#
150,000 151,895
6,771,911

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds - 1.64%
Salt River Project Agricultural Improvement &
Power District
Series 2023B 5.25% 1/1/53 500,000 $ 528,162
528,162
Healthcare Revenue Bonds - 20.51%
Arizona Industrial Development Authority
(Great Lakes Senior Living Communities
LLC)
Series 2025A-2 5.13% 1/1/59 225,000 209,388
(ISF Ativo Portfolio Obligated Group)
Series 2025A 144A 6.88% 3/1/55
#
100,000 102,350
California Public Finance Authority
(P3 Irvine SL Holdings LLC Obligated
Group)
Series 2024A 144A 6.38% 6/1/59
#
200,000 191,182
Series 2024A 144A 6.50% 6/1/54
#
125,000 122,440
California Statewide Communities
Development Authority
(Loma Linda University Medical Center
Obligated Group)
Series 2016A 144A 5.00% 12/1/41
#
150,000 150,365
Series 2016A 144A 5.00% 12/1/46
#
400,000 400,063
Capital Projects Finance Authority
(Trilogy Community Development
Foundation, Inc. Obligated Group)
Series 2025A 144A 7.13% 1/1/65
#
100,000 102,472
City of Kalispell
(Immanuel Living at Buffalo Hill Obligated
Group)
Series 2025A 6.00% 5/15/60 200,000 203,613
Clackamas County Hospital Facility Authority
(Rose Villa, Inc. Obligated Group)
Series 2020A 5.38% 11/15/55 100,000 97,803
Colorado Health Facilities Authority
(AdventHealth Obligated Group)
Series 2018A 4.00% 11/15/48 165,000 148,755
Series 2021A 3.00% 11/15/51 250,000 181,198
County of Cuyahoga
(MetroHealth System (The))
Series 2017 5.00% 2/15/52 100,000 94,607

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
County of Cuyahoga (continued)
Series 2017 5.25% 2/15/47 245,000 $ 237,633
Duluth Economic Development Authority
(Benedictine Health System Obligated
Group)
Series 2021A 4.00% 7/1/41 150,000 127,155
Grand Rapids Economic Development Corp.
(Michigan Christian Home Obligated
Group)
Series 2025A 6.00% 11/1/50 150,000 148,267
Health & Educational Facilities Authority of the
State of Missouri
(Mercy Health)
Series 2020 4.00% 6/1/53 250,000 217,385
Illinois Finance Authority
(Admiral at the Lake Obligated Group)
Series 2017 5.25% 5/15/42 200,000 175,358
Industrial Development Authority of the City of
Phoenix Arizona (The)
(Christian Care Surprise, Inc.)
Series 2025A 5.25% 12/1/60 250,000 235,294
King County Public Hospital District No. 4
Series 2025A 7.00% 12/1/60 150,000 153,571
Maricopa County Industrial Development
Authority
(HonorHealth Obligated Group)
Series 2021A 3.00% 9/1/51 310,000 220,094
Massachusetts Development Finance Agency
(Care Communities LLC Obligated Group)
Series 2025A-1 144A 6.50% 7/15/60
#
100,000 99,223
New Hope Cultural Education Facilities
Finance Corp.
(Bella Vida Forefront Living Obligated
Group)
Series 2025A 6.50% 10/1/60 125,000 128,740
(Legacy at Midtown Park, Inc. Obligated
Group)
Series 2025 7.13% 7/1/56 200,000 203,419

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope Cultural Education Facilities
Finance Corp. (continued)
(Sanctuary LTC LLC)
Series 2021A-1 5.50% 1/1/57 250,000 $ 228,041
(SLF CHP LLC)
Series 2025A 144A 6.25% 7/1/45
#
100,000 97,853
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.50% 8/15/52 400,000 400,005
Oregon Health & Science University
Series 2021A 3.00% 7/1/51 255,000 182,298
Oregon State Facilities Authority
(ISF Magnolia Gardens LLC Obligated
Group)
Series 2025A-1 144A 7.25% 3/1/60
#
200,000 199,549
Pennsylvania Higher Educational Facilities
Authority
(University of Pennsylvania Health System
Obligated Group (The))
Series 2025 5.50% 8/15/55 350,000 380,003
Seminole County Industrial Development
Authority
(CCRC Development Corp. Obligated
Group)
Series 2019A 5.50% 11/15/49 150,000 138,923
Stamford Housing Authority
(TJH Senior Living LLC Obligated Group)
Series 2025A 6.25% 10/1/60 100,000 99,751
State of Ohio
(Cleveland Clinic Health System
Obligated Group)
Series 2024A 5.00% 1/1/35 550,000 638,011
Washington State Housing Finance
Commission
(Josephine Caring Community Obligated
Group)
Series 2025A 144A 6.38% 7/1/60
#
125,000 125,160

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
West Virginia Hospital Finance Authority
(West Virginia United Health System
Obligated Group)
Series 2025A 5.50% 6/1/50 150,000 $ 159,798
6,599,767
Housing Revenue Bonds - 0.63%
Pennsylvania Housing Finance Agency
Series 2025-149A 5.20% 4/1/53 200,000 203,953
203,953
Industrial Development Revenue Bonds - 14.42%
Arkansas Development Finance Authority
(Big River Steel LLC)
Series 2019 144A 4.50% 9/1/49
#
200,000 194,454
(United States Steel Corp.)
Series 2022 5.45% 9/1/52 250,000 250,252
Series 2023 5.70% 5/1/53 300,000 304,372
Buckeye Tobacco Settlement Financing
Authority
Class 2 Series 2020B-2 5.00% 6/1/55 500,000 405,367
Class 2 Series 2020B-3 7.76% 6/1/57
^
1,500,000 111,318
California Community Choice Financing
Authority
(California Community Choice Financing
Authority)
Series 2021B-1 4.00% 2/1/52
•
350,000 355,125
California Infrastructure & Economic
Development Bank
(Desertxpress Enterprises LLC)
Series 2025B 144A 12.00% 1/1/65
#,•
220,000 162,800
City of Houston
(United Airlines, Inc.)
Series 2021B-1 4.00% 7/15/41 350,000 318,371
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.50% 7/1/53 60,000 45,000
Golden State Tobacco Securitization Corp.
Series 2021B-2 5.66% 6/1/66
^
2,000,000 196,068
Greater Orlando Aviation Authority
(United Airlines, Inc.)
Series 2025 5.50% 11/1/37 300,000 324,038

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Maricopa County Industrial Development
Authority
(Commercial Metals Co.)
Series 2022 144A 4.00% 10/15/47
#
500,000 $ 423,845
Metropolitan Government Nashville & Davidson
County Sports Authority
Series 2023B 5.25% 7/1/56 (AG) 200,000 207,440
Mobile County Industrial Development Authority
(AM/NS Calvert LLC)
Series 2024A 5.00% 6/1/54 150,000 143,423
Series 2024B 4.75% 12/1/54 440,000 404,382
Puerto Rico Industrial Development Co.
Series 2023 7.00% 1/1/54
•
350,000 335,564
Savannah Georgia Convention Center
Authority
Series 2025B 144A 6.25% 6/1/61
#
250,000 250,567
Tobacco Settlement Financing Corp.
Series 2007B-1 5.00% 6/1/47 250,000 208,375
4,640,761
Leasing Revenue Bonds - 2.24%
Metropolitan Pier & Exposition Authority
(State of Illinois McCormick Place
Expansion Project Fund)
Series 2017B 5.07% 12/15/54 (BAM)
^
1,000,000 243,668
Series 2017B 5.10% 12/15/56 (AG)
^
1,000,000 219,683
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2025AA 5.00% 6/15/55 250,000 256,565
719,916
Local General Obligation Revenue Bonds - 4.14%
Chicago Board of Education
Series 2012A 5.00% 12/1/42 470,000 454,999
Series 2025A 6.25% 12/1/50 150,000 156,836
City of Chicago
Series 2019A 5.50% 1/1/49 240,000 240,143
Series 2025A 6.00% 1/1/50 150,000 155,159
City of New York
Series 2021F-1 3.00% 3/1/51 335,000 247,973

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Local General Obligation Revenue Bonds (continued)
Humble Independent School District
Series 2020 3.00% 2/15/49 (PSF
Guaranty) 100,000 $ 77,102
1,332,212
Special Tax Revenue Bonds - 15.71%
Aerotropolis Regional Transportation Authority
Series 2024 144A 5.50% 12/1/44
#
500,000 507,251
Allentown Neighborhood Improvement Zone
Development Authority
Series 2018 144A 5.38% 5/1/42
#
300,000 303,640
Black Desert Public Infrastructure District
(Black Desert Assessment Area No. 1)
Series 2024 144A 5.63% 12/1/53
#
150,000 151,268
Commonwealth of Puerto Rico
11/1/43
•
821,571 526,833
Creekwalk Marketplace Business Improvement
District
Series 2024A 6.00% 12/1/54 100,000 100,185
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 845,004 822,706
New York City Transitional Finance Authority
Series 2025D 5.00% 5/1/44 100,000 106,054
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 730,000 689,178
Series A-1 5.00% 7/1/58 950,000 916,168
Series A-1 5.31% 7/1/46
^
1,250,000 420,032
Series A-1 5.51% 7/1/51
^
1,250,000 314,306
Village Community Development District No. 15
(Phase I Special Assessment)
Series 2023 144A 5.25% 5/1/54
#
195,000 196,064
5,053,685
State General Obligation Revenue Bonds - 3.58%
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 827,000 722,479
State of Illinois
Series 2024C 4.00% 10/1/48 300,000 265,828
Virginia Public Building Authority
(Commonwealth of Virginia)
Series 2019A 5.00% 8/1/30 150,000 163,191
1,151,498

NQ-ET006J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds - 9.70%
City of Los Angeles Department of Airports
Series 2021D 4.00% 5/15/51 100,000 $ 89,188
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/47 (AMT) 200,000 150,000
Louisiana Public Facilities Authority
(Calcasieu Bridge Partners LLC)
Series 2024 5.00% 9/1/66 500,000 472,113
New York Transportation Development Corp.
(JFK NTO LLC)
Series 2023 5.38% 6/30/60 250,000 250,213
Series 2023 6.00% 6/30/54 250,000 258,527
Series 2024 5.50% 6/30/60 330,000 332,884
Public Finance Authority
(SR 400 Peach Partners LLC)
Series 2025 5.75% 12/31/65 250,000 257,615
Series 2025 6.50% 12/31/65 500,000 547,560
San Diego County Regional Airport Authority
Series 2025B 5.50% 7/1/55 500,000 535,232
Virginia Small Business Financing Authority
(95 Express Lanes LLC)
Series 2022 4.00% 1/1/42 245,000 227,165
3,120,497
Water & Sewer Revenue Bonds - 0.81%
Guam Government Waterworks Authority
(Water & Wastewater System)
Series 2024A 5.00% 1/1/46 125,000 127,659
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2022AA-1 3.50% 6/15/48 160,000 134,225
261,884
Total Municipal Bonds
(cost $29,939,798) 30,384,246

Schedule of investments
Nomura National High-Yield Municipal Bond ETF

NQ-ET006J (1225) 0226 (5191469)
Principal
amount Value (US $)
Short-Term Investments — 3.73%
Variable Rate Demand Notes   — 3.73%
Bay Area Toll Authority
Series 2024D 1.75% 4/1/59
(LOC - TD Bank NA)
¤
300,000 $ 300,000
Idaho Health Facilities Authority
(St Luke's Health System Ltd. Obligated
Group)
Series 2025D 2.45% 3/1/60
(LOC - TD Bank NA)
¤
500,000 500,000
Tarrant County Cultural Education Facilities
Finance Corp.
(Baylor Scott & White Health Obligated Group)
Series 2011C 1.65% 11/15/50
(LOC - TD Bank NA)
¤
400,000 400,000
1,200,000
Total Short-Term Investments
      (Cost $1,200,000) 1,200,000
Number of
shares
Warrants - 0.02%
Ground Transportation - 0.02%
BL Trains Holding West LLC 1,800 5,400
5,400
Total Warrants
(cost $–) 5,400
Total Value of Securities — 98.18%
        (cost $31,139,798) 31,589,646
Receivables and Other Assets Net of Liabilities — 1.82% 586,548
Net Assets Applicable to 1,325,000 Shares Outstanding — 100.00% $ 32,176,194
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2025, the aggregate value of Rule 144A securities was $8,270,122, which represents 25.70% of the Fund's net assets. See Note 5 in “Notes to financial statements."
^
Zero-coupon security. The rate shown is the effective yield at the time of purchase.

NQ-ET006J (1225) 0226 (5191469)
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions
(i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2025.
Summary of abbreviations :
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
LOC – Letter of Credit
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Nomura Focused International Core ETF

December 31, 2025 (Unaudited)
NQ-ET010J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks — 98 .67%
Δ
Brazil - 9 .27%
Banco do Brasil SA 487,603 $ 1,950,501
Embraer SA ADR 18,501 1,190,909
MercadoLibre, Inc.
†
893 1,798,734
XP, Inc., Class A 59,296 970,676
5,910,820
Canada - 4 .41%
Descartes Systems Group, Inc. (The)
†
15,142 1,328,366
Dollarama, Inc. 9,947 1,486,669
2,815,035
China - 10 .20%
China Merchants Bank Co. Ltd., Class H 314,926 2,136,546
Eastroc Beverage Group Co. Ltd., Class A 16,400 627,519
Lenovo Group Ltd. 486,745 579,138
Midea Group Co. Ltd., Class A 150,500 1,683,074
Tencent Holdings Ltd. 19,217 1,479,047
6,505,324
France - 1 .90%
Airbus SE 5,195 1,211,265
1,211,265
Germany - 8 .28%
Deutsche Telekom AG 37,643 1,223,625
KION Group AG 22,304 1,788,946
SAP SE 6,715 1,644,187
Siemens Energy AG
†
4,406 623,423
5,280,181
Hong Kong - 5 .12%
Henderson Land Development Co. Ltd. 448,508 1,621,676
Prudential plc 106,526 1,643,407
3,265,083
India - 3 .98%
HDFC Bank Ltd. ADR 69,483 2,538,909
2,538,909
Japan - 12 .19%
Marubeni Corp. 35,100 975,424
Mitsubishi UFJ Financial Group, Inc. 137,200 2,183,603
NEC Corp. 42,200 1,430,554
Olympus Corp. ADR 122,361 1,550,314
SMC Corp. 4,700 1,634,078
7,773,973

NQ-ET010J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks (continued)
Luxembourg - 2 .57%
Eurofins Scientific SE 22,344 $ 1,638,541
1,638,541
Netherlands - 7 .92%
Adyen NV 144A
#,†
836 1,350,892
Argenx SE ADR
†
1,627 1,368,226
ING Groep NV 82,568 2,329,784
5,048,902
Singapore - 4 .53%
Grab Holdings Ltd., Class A
†
329,722 1,645,313
Sea Ltd. ADR
†
9,751 1,243,935
2,889,248
South Korea - 4 .64%
SK Hynix, Inc. 6,544 2,957,304
2,957,304
Spain - 2 .84%
Banco Bilbao Vizcaya Argentaria SA 76,737 1,808,135
1,808,135
Taiwan - 5 .04%
Taiwan Semiconductor Manufacturing Co. Ltd. 65,185 3,215,631
3,215,631
United Kingdom - 9 .67%
BAE Systems plc 65,856 1,521,528
Barclays plc 297,882 1,911,082
Compass Group plc 44,532 1,419,036
Flutter Entertainment plc
†
6,099 1,311,529
6,163,175
United States of America - 6 .11%
Booking Holdings, Inc. 245 1,312,056
Experian plc 24,995 1,133,062
SLB Ltd. 37,844 1,452,453
3,897,571
Total Common Stocks
(cost $60,384,953) 62,919,097

Schedule of investments
Nomura Focused International Core ETF

NQ-ET010J (1225) 0226 (5191469)
Number of
shares Value (US $)
Short-Term Investments — 1 .35%
Money Market Mutual Funds - 1 .35%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.62%) 861,104 $ 861,104
Total Short-Term Investments
(cost $861,104) 861,104
Total Value of Securities — 100.02%
      (cost $61,246,057) 63,780,201
Liabilities Net of Receivables and Other Assets — (0.02)% (11,308)
Net Assets Applicable to 2,450,000 Shares Outstanding — 100.00% $ 63,768,893
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2025, the aggregate value of Rule 144A securities was $1,350,892, which represents 2.12% of the Fund's net assets. See Note 5 in “Notes to financial statements."
Summary of abbreviations :
ADR – American Depositary Receipt
AG – Aktiengesellschaft

Schedule of investments
Nomura Tax-Free USA Short Term ETF

December 31, 2025 (Unaudited)
NQ-ET003J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds   — 96 .40%
Education Revenue Bonds - 7 .59%
Arizona Industrial Development Authority
(Equitable School Revolving Fund LLC
Obligated Group)
Series 2022A 5.00% 11/1/28 160,000 $ 168,658
Colorado Educational & Cultural Facilities
Authority
(Science Technology Engineering & Math
High School)
Series 2014 4.50% 11/1/29 165,000 164,993
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2020A 144A 4.00% 7/1/30
#
100,000 100,003
433,654
Electric Revenue Bonds - 8 .76%
City of Chaska
(Electric)
Series 2015A 5.00% 10/1/28 155,000 155,879
Housing & Redevelopment Authority of The
City of St Paul Minnesota
(District Energy St Paul Obligated Group)
Series 2017A 4.00% 10/1/30 240,000 243,622
Utility Debt Securitization Authority
Series 2016A 5.00% 6/15/28 100,000 101,103
500,604
Healthcare Revenue Bonds - 23 .29%
Augusta Development Authority
(WellStar Health System Obligated Group)
Series 2018 5.00% 7/1/28 135,000 141,361
California Municipal Finance Authority
(Eisenhower Medical Center)
Series 2017A 5.00% 7/1/29 90,000 91,941
Colorado Health Facilities Authority
(CommonSpirit Health Obligated Group)
Series 2019A-1 5.00% 8/1/29 110,000 117,771
(Valley View Hospital Association)
Series 2015 5.00% 5/15/28 100,000 100,220
Series 2017A 5.00% 5/15/27 150,000 154,563

Schedule of investments
Nomura Tax-Free USA Short Term ETF

NQ-ET003J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
Series 2019 5.00% 11/1/27 75,000 $ 77,792
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center
Obligated Group)
Series 2016A 5.00% 7/1/29 25,000 25,258
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Obligated
Group)
Series 2019 5.00% 9/1/29 160,000 172,135
New Hampshire Business Finance Authority
(Springpoint Senior Living Obligated
Group)
Series 2021 4.00% 1/1/28 175,000 176,013
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.00% 8/15/29 125,000 129,247
Tarrant County Cultural Education Facilities
Finance Corp.
(Air Force Villages, Inc. Obligated Group)
Series 2016 4.00% 5/15/31 40,000 39,904
Washington Health Care Facilities Authority
(CommonSpirit Health Obligated Group)
Series 2019A-2 5.00% 8/1/28 100,000 105,093
1,331,298
Industrial Development Revenue Bonds - 12 .51%
Black Belt Energy Gas District
Series 2022C-1 5.25% 2/1/53
•
95,000 100,332
California Community Choice Financing
Authority
Series 2023G-1 5.25% 11/1/54
•
100,000 106,266
Commonwealth Financing Authority
(Commonwealth Financing Authority)
Series 2018 5.00% 6/1/31 150,000 157,205

NQ-ET003J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Lower Alabama Gas District (The)
Series 2016A 5.00% 9/1/29 125,000 $ 132,200
Main Street Natural Gas, Inc.
Series 2022B 5.00% 12/1/52
•
150,000 156,916
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018 5.00% 1/1/28 (AMT) 60,000 61,946
714,865
Leasing Revenue Bonds - 4 .44%
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2019BB 5.00% 6/15/30 150,000 159,638
Virginia Public Building Authority
(Commonwealth of Virginia)
Series 2021A-1 5.00% 8/1/30 85,000 94,458
254,096
Local General Obligation Revenue Bonds - 5 .09%
Chicago Board of Education
Series 2025B 5.25% 12/1/30 150,000 155,842
City of Detroit
Series 2018 5.00% 4/1/29 130,000 135,148
290,990
Special Tax Revenue Bonds - 1 .84%
Allentown Neighborhood Improvement Zone
Development Authority
Series 2022 5.00% 5/1/29 100,000 105,375
105,375
State General Obligation Revenue Bonds - 10 .82%
Commonwealth of Puerto Rico
Series 2022A-1 5.63% 7/1/29 100,000 105,994
State of Connecticut
Series 2018E 5.00% 9/15/28 130,000 138,639
State of Illinois
Series 2021A 5.00% 3/1/30 65,000 70,265
State of New Jersey
Series 2020A 5.00% 6/1/29 75,000 81,199
State of Texas
Series 2018 5.00% 8/1/26 (AMT) 220,000 222,556
618,653

Schedule of investments
Nomura Tax-Free USA Short Term ETF

NQ-ET003J (1225) 0226 (5191469)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds - 11 .88%
City & County of Denver
(Airport System)
Series 2022D 5.25% 11/15/26 (AMT) 140,000 $ 142,930
City of Los Angeles Department of Airports
Series 2025A 5.00% 5/15/30 (AMT) 150,000 163,118
Metropolitan Transportation Authority
Series 2017D 5.00% 11/15/30 60,000 63,056
New York Transportation Development Corp.
(JFK International Air Terminal LLC)
Series 2022 5.00% 12/1/31 100,000 108,803
Port Authority of New York & New Jersey
Series 246 5.00% 9/1/30 185,000 201,322
679,229
Water & Sewer Revenue Bonds - 10 .18%
City of Chicago
(Waterworks)
Series 2004 5.00% 11/1/26 235,000 239,312
New York City Municipal Water Finance
Authority
(New York City Water & Sewer System)
Series 2022, Sub-Series BB-2 5.00%
6/15/27 150,000 150,000
Pittsburgh Water & Sewer Authority
Series 2017A 5.00% 9/1/29 (AG) 185,000 192,477
581,789
Total Municipal Bonds
(cost $5,440,435) 5,510,553

NQ-ET003J (1225) 0226 (5191469)
Principal
amount Value (US $)
Short-Term Investments — 1 .75%
Variable Rate Demand Notes   — 1 .75%
University of North Carolina at Chapel Hill
Series A 2.45% 2/15/31
(SPA - TD Bank NA)
¤
100,000 $ 100,000
100,000
Total Short-Term Investments
      (Cost $100,000) 100,000
Total Value of Securities — 98.15%
        (cost $5,540,435) 5,610,553
Receivables and Other Assets Net of Liabilities — 1.85% 105,541
Net Assets Applicable to 225,000 Shares Outstanding — 100.00% $ 5,716,094
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2025, the aggregate value of Rule 144A securities was $100,003, which represents 1.75% of the Fund's net assets. See Note 5 in “Notes to financial statements."
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions
(i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2025.
Summary of abbreviations :
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement

Schedule of investments
Nomura Focused Emerging Markets Equity ETF

December 31, 2025 (Unaudited)
NQ-ET005J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks — 91 .68%
Δ
Argentina - 0 .50%
Grupo Financiero Galicia SA ADR 14,455 $ 779,703
779,703
Brazil - 2 .08%
Ambev SA ADR 484,384 1,196,428
Petroleo Brasileiro SA - Petrobras ADR 174,961 2,073,288
3,269,716
China - 14 .21%
Alibaba Group Holding Ltd. ADR 45,504 6,669,976
Baidu, Inc. ADR
†
15,134 1,977,409
Meituan, Class B 144A
#,†
138,162 1,833,828
New Oriental Education & Technology Group,
Inc. ADR 14,587 802,723
PDD Holdings, Inc. ADR
†
23,178 2,628,153
TAL Education Group ADR
†
69,660 759,991
Tencent Holdings Ltd. 83,948 6,461,106
Trip.com Group Ltd. ADR 10,218 734,776
ZTO Express Cayman, Inc. ADR 21,996 459,497
22,327,459
Hong Kong - 1 .41%
Hong Kong Exchanges & Clearing Ltd. 42,188 2,209,494
2,209,494
India - 8 .92%
Dr Reddy's Laboratories Ltd. ADR 48,214 676,924
HDFC Bank Ltd. ADR 71,620 2,616,995
ICICI Bank Ltd. ADR 56,757 1,691,359
Infosys Ltd. ADR 70,360 1,253,815
Reliance Industries Ltd. GDR 144A
#
111,037 7,772,590
14,011,683
Indonesia - 2 .29%
Astra International Tbk. PT 2,514,724 1,010,414
Bank Central Asia Tbk. PT 3,736,214 1,809,291
Unilever Indonesia Tbk. PT 5,046,210 786,815
3,606,520
Malaysia - 0 .88%
Public Bank Bhd. 1,240,500 1,387,844
1,387,844
Mexico - 5 .70%
America Movil SAB de CV ADR 85,800 1,773,486

NQ-ET005J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks (continued)
Mexico (continued)
Cemex SAB de CV ADR 122,148 $ 1,403,480
Coca-Cola Femsa SAB de CV ADR 16,784 1,589,613
Fomento Economico Mexicano SAB de CV
ADR 9,516 961,782
Grupo Financiero Banorte SAB de CV, Class O 210,678 1,953,108
Wal-Mart de Mexico SAB de CV 407,881 1,271,379
8,952,848
Peru - 1 .03%
Credicorp Ltd. 5,622 1,613,514
1,613,514
Saudi Arabia - 0 .43%
Saudi Arabian Oil Co. 144A
#
106,159 674,461
674,461
Singapore - 0 .41%
Grab Holdings Ltd., Class A
†
128,624 641,834
641,834
South Africa - 2 .21%
Naspers Ltd., Class N 52,106 3,475,338
3,475,338
South Korea - 33 .40%
Samsung C&T Corp.
†
33,228 5,524,353
Samsung Electronics Co. Ltd. 145,770 12,132,743
Samsung Life Insurance Co. Ltd.
†
13,299 1,454,946
SK Hynix, Inc. 39,271 17,746,986
SK Square Co. Ltd.
†
58,678 14,989,764
SK Telecom Co. Ltd. 17,204 638,932
52,487,724
Taiwan - 15 .36%
Delta Electronics, Inc. 50,642 1,552,116
FIT Hon Teng Ltd. 144A
#,†
1,441,440 916,793
Hon Hai Precision Industry Co. Ltd. 213,202 1,564,045
MediaTek, Inc. 42,941 1,954,317
Taiwan Semiconductor Manufacturing Co. Ltd. 368,009 18,154,197
24,141,468
Thailand - 0 .92%
Bangkok Bank PCL 156,100 839,833

Schedule of investments
Nomura Focused Emerging Markets Equity ETF

NQ-ET005J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks (continued)
Thailand (continued)
PTT PCL 592,800 $ 602,114
1,441,947
Turkiye - 0 .95%
Akbank TAS 922,199 1,499,685
1,499,685
United States of America - 0 .98%
BeOne Medicines Ltd. ADR
†
5,070 1,540,317
1,540,317
Total Common Stocks
(cost $121,621,749) 144,061,555
Preferred Stocks — 3 .32%
Δ
Brazil - 2 .02%
Banco Bradesco SA 408,810 1,361,337
Itau Unibanco Holding SA 253,073 1,812,000
3,173,337
South Korea - 1 .30%
LG Chem Ltd. 7,846 904,669
Samsung Electronics Co. Ltd. 18,405 1,139,652
2,044,321
Total Preferred Stocks
(cost $4,934,115) 5,217,658
Short-Term Investments — 0 .14%
Money Market Mutual Funds - 0 .14%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.62%) 222,709 222,709
Total Short-Term Investments
(cost $222,709) 222,709
Total Value of Securities — 95.14%
      (cost $126,778,573) 149,501,922
Receivables and Other Assets Net of Liabilities — 4.86% 7,636,099
Net Assets Applicable to 3,900,000 Shares Outstanding — 100.00% $ 157,138,021

NQ-ET005J (1225) 0226 (5191469)
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2025, the aggregate value of Rule 144A securities was $11,197,672, which represents 7.13% of the Fund's net assets. See Note 5 in “Notes to financial statements."
Summary of abbreviations :
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Schedule of investments
Nomura Global Listed Infrastructure ETF

December 31, 2025 (Unaudited)
NQ-ET001J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks — 97 .96%
Δ
Australia - 3 .17%
Atlas Arteria Ltd. 26,616 $ 86,680
Transurban Group 11,960 113,417
200,097
Canada - 8 .75%
Canadian National Railway Co. 666 65,870
Enbridge, Inc. 7,733 370,043
Gibson Energy, Inc. 6,367 116,527
552,440
China - 1 .85%
China Gas Holdings Ltd. 51,975 51,289
China Tower Corp. Ltd., Class H 144A
#
44,082 65,477
116,766
France - 3 .28%
Aeroports de Paris SA 1,583 207,242
207,242
Greece - 1 .09%
Athens International Airport SA 5,455 68,851
68,851
Hong Kong - 2 .56%
CLP Holdings Ltd. 14,500 129,672
HK Electric Investments & HK Electric
Investments Ltd. 39,375 31,874
161,546
Italy - 7 .27%
Enav SpA 144A
#
37,540 207,967
Enel SpA 8,579 89,498
ERG SpA 3,745 96,737
Terna - Rete Elettrica Nazionale 6,083 64,725
458,927
Mexico - 2 .06%
Grupo Aeroportuario del Sureste SAB de CV
ADR 402 130,007
130,007
Netherlands - 1 .79%
Koninklijke Vopak NV 2,531 112,671
112,671
New Zealand - 3 .31%
Auckland International Airport Ltd. 43,511 208,679
208,679
Spain - 11 .86%
Aena SME SA 144A
#
3,658 102,399

NQ-ET001J (1225) 0226 (5191469)
Number of
shares Value (US $)
Common Stocks (continued)
Spain (continued)
Cellnex Telecom SA 144A
#
6,565 $ 211,628
EDP Renovaveis SA 12,598 178,254
Redeia Corp. SA 5,341 95,218
Sacyr SA 35,431 160,975
748,474
Thailand - 1 .10%
Airports of Thailand PCL 41,200 69,310
69,310
United Kingdom - 11 .01%
National Grid plc 17,775 273,501
Pennon Group plc 18,015 128,095
SSE plc 2,466 72,431
United Utilities Group plc 13,737 221,090
695,117
United States of America - 38 .86%
American Electric Power Co., Inc. 1,570 181,037
Black Hills Corp. 892 61,923
Cheniere Energy, Inc. 880 171,063
CMS Energy Corp. 2,704 189,091
Crown Castle, Inc. REIT 1,402 124,596
Dominion Energy, Inc. 2,607 152,744
Essential Utilities, Inc. 4,940 189,498
Exelon Corp. 4,380 190,924
Kinder Morgan, Inc. 4,870 133,876
NextEra Energy, Inc. 3,170 254,488
NiSource, Inc. 1,487 62,097
ONEOK, Inc. 2,192 161,112
PG&E Corp. 10,590 170,181
Sempra 2,649 233,880
Spire, Inc. 757 62,604
Xcel Energy, Inc. 1,542 113,892
2,453,006
Total Common Stocks
(cost $5,604,019) 6,183,133

Schedule of investments
Nomura Global Listed Infrastructure ETF

NQ-ET001J (1225) 0226 (5191469)
Number of
shares Value (US $)
Short-Term Investments — 1 .67%
Money Market Mutual Funds - 1 .67%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 3.62%) 105,534 $ 105,534
Total Short-Term Investments
(cost $105,534) 105,534
Total Value of Securities — 99.63%
      (cost $5,709,553) 6,288,667
Receivables and Other Assets Net of Liabilities — 0.37% 23,310
Net Assets Applicable to 225,000 Shares Outstanding — 100.00% $ 6,311,977
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2025, the aggregate value of Rule 144A securities was $587,471, which represents 9.31% of the Fund's net assets. See Note 5 in “Notes to financial statements."
Summary of abbreviations :
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust